Basis of Presentation and General Information (Table) (Details)	12 Months Ended
Dec. 31, 2019
Globus Shipmanagement Corp.
Disclosure of subsidiaries
Country of Incorporation	Marshall Islands
Vessel Owned	Management Co.
Devocean Maritime Ltd.
Disclosure of subsidiaries
Country of Incorporation	Marshall Islands
Vessel Delivery Date	December 18, 2007
Vessel Owned	m/v River Globe
Domina Maritime Ltd.
Disclosure of subsidiaries
Country of Incorporation	Marshall Islands
Vessel Delivery Date	May 19, 2010
Vessel Owned	m/v Sky Globe
Dulac Maritime S.A.
Disclosure of subsidiaries
Country of Incorporation	Marshall Islands
Vessel Delivery Date	May 25, 2010
Vessel Owned	m/v Star Globe
Artful Shipholding S.A.
Disclosure of subsidiaries
Country of Incorporation	Marshall Islands
Vessel Delivery Date	June 22, 2011
Vessel Owned	m/v Moon Globe
Longevity Maritime Limited
Disclosure of subsidiaries
Country of Incorporation	Malta
Vessel Delivery Date	September 15, 2011
Vessel Owned	m/v Sun Globe